Real Estate Investments - Additional Information (Detail) (USD $)	0 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended			0 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended		0 Months Ended	3 Months Ended	9 Months Ended					0 Months Ended			0 Months Ended
	Apr. 21, 2014	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014 Cherry Creek [Member]	Apr. 21, 2014 Cherry Creek [Member]	Jan. 02, 2014 Predecessor [Member]	Apr. 20, 2014 Predecessor [Member]	Sep. 30, 2013 Predecessor [Member]	Dec. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Jan. 02, 2014 Predecessor [Member] Cherry Creek [Member]	Sep. 30, 2014 Predecessor [Member] Cherry Creek [Member]	Sep. 30, 2014 Predecessor [Member] Cherry Creek [Member]	Sep. 30, 2013 Predecessor [Member] Cherry Creek [Member]	Jan. 02, 2014 Predecessor [Member] Cherry Creek [Member]	Dec. 31, 2013 Predecessor [Member] Cherry Creek [Member]	Dec. 31, 2012 Predecessor [Member] Cherry Creek [Member]	Jun. 04, 2014 Predecessor [Member] Plaza 25 [Member]	Sep. 30, 2014 Predecessor [Member] Plaza 25 [Member]	Jun. 04, 2014 Predecessor [Member] Plaza 25 [Member]	Jul. 18, 2014 Predecessor [Member] Lake Vista Pointe [Member]	Sep. 30, 2014 Predecessor [Member] Lake Vista Pointe [Member]	Jul. 18, 2014 Predecessor [Member] Lake Vista Pointe [Member]
Business Acquisition [Line Items]
Property acquisition costs		$ 401,200	$ 745,003	$ 1,551,347	$ (1,551,347)			$ 806,344	$ 1,479,292	$ 1,479,292	$ 212,765				$ 1,551,347
Business acquisition, ownership percentage		71.60%	71.60%	71.60%		100.00%							100.00%	100.00%		57.70%				100.00%	100.00%		100.00%	100.00%
Business acquisition, purchase consideration	19,400,000						12,000,000					12,000,000		12,020,893					24,300,000			26,200,000
Business acquisition, liabilities assumed												50,000,000
Repayment of debt												36,000,000		36,000,000
Business acquisition, deferred financing costs		2,919,700	2,919,700	2,919,700						1,167,666	591,765					1,200,000	45,533	136,597
Business acquisition, transaction costs																800,000
Expenses related to acquisition													806,344	806,344
Gain on equity investment				$ 4,474,644				$ 4,474,644						$ 4,500,000